CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ (704)	$ 1,172	$ 2,120
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,317	4,209	4,244
Stock-based compensation related to options and unvested shares	17	15	60
Increase in trade receivables	(109)	(112)	(46)
Equity share in losses of associates, net	2,765	1,998	520
Decrease in deferred tax liabilities	(173)	(169)	(177)
Decrease in land lease liabilities	(108)	(106)	(107)
Decrease (increase) in other accounts receivable and prepaid expenses	965	(791)	(370)
Increase (decrease) in accrued expenses and other accounts payable	(103)	1,685	1,060
Net cash provided by continuing operations	6,867	7,901	7,304
Net cash used in discontinued operations			(48)
Net cash provided by operating activities	6,867	7,901	7,256
Cash flows from investing activities:
Investment in real estate property	(2,764)	(2,195)	(2,450)
Decrease (increase) in restricted cash	261	(292)
Proceeds from (investments in) associates, net	414	3,338	(2,749)
Decrease (increase) in other long-term deposits	105	265	159
Net cash provided by (used in) investing activities	(1,984)	1,116	(5,040)
Cash flows from financing activities:
Repayment of long-term bank loans and bonds	(6,558)	(8,431)	(8,112)
Proceeds from bank loan			530
Dividend paid to non-controlling interests	(2,067)	(2,089)	(2,209)
Proceeds from (repayment of) controlling shareholders' loan	(2,500)	5,118
Issuance of shares upon exercise of stock options			191
Net cash used in financing activities	(11,125)	(5,402)	(9,600)
Exchange differences on balances of cash and cash equivalents	(190)	629	(398)
Increase (decrease) in cash and cash equivalents	(6,432)	4,244	(7,782)
Cash and cash equivalents at the beginning of the year	20,268	16,024	23,806
Cash and cash equivalents at the end of the year	13,836	20,268	16,024
Supplemental cash flow activities:
Taxes	2,521	2,744	1,420
Interest	$ 2,484	$ 2,554	$ 2,896